U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

SEC File Number:   0-29746

FORM 12B-25

NOTIFICATION OF LATE FILING

(Check One):

[ X ] Form 10-K

[   ] Form 20-F

[   ] Form 11-K

[    ] Form 10-Q

[   ] Form N-SAR

For Period Ended:   June 30, 2006

[   ]  Transition Report on Form 10-K

[   ]  Transition Report on Form 10-Q

[   ]  Transition Report on Form 20-F

[   ]  Transition Report on Form N-SAR

[   ]  Transition Report on Form 11-K

For the Transition Period Ended:

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Read Attached Instruction Sheet Before Preparing Form. Please Print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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Part I - Registrant Information

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Full name of Registrant:

Innova Pure Water, Inc.

Former Name if Applicable:

N/A

Address of Principal Executive Office (Street and Number)

15851 N. Dallas Parkway, Suite 1200

City, State and Zip Code

Addison, Texas 75001

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Part II - Rules 12b-25(b) and (c)

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If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate.)

(a)

The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

   X

(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of the transition report on Form 10-Q or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)

The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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Part III - Narrative

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State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

(Attached extra Sheets if Needed)

Due to delays in providing the information to the accountant, the financial report has not yet been completed.

The registrant will file the Form 10-K Report for the period ended June 30, 2006 on or before October 16, 2006.

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Part IV - Other Information

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(1)

Name and telephone number of person to contact in regard to this notification.

JOHN F. HESKETT, Special Counsel  (918) 336-1773

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  (If answer is no, identify report(s).

[ X ] Yes

[   ] No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[   ] Yes

[ X ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

INNOVA PURE WATER, INC.

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 (Name of Registrant as specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:

October 6, 2006

By:

/s/   David L. Zich

David L. Zich, President,

Chief Executive Officer,

Director